SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details) - Stock options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Stock options outstanding, beginning	7,675,000	6,666,000
Granted	2,547,000	2,500,000
Expired	(100,000)	(1,301,000)
Exercised	(2,839,750)
Cancelled / Forfeited		(190,000)
Stock options outstanding, ending	7,282,250	7,675,000
Stock options exercisable	5,372,000
Outstanding and exercisable weighted average exercise price, beginning	$ 1.15	$ 1.27
Weighted average exercise price, granted	2.24	0.78
Weighted average exercise price, expired	1.64	1.04
Weighted average exercise price, exercised	1.36
Weighted average exercise price, cancelled / Forfeited		1.26
Outstanding and exercisable weighted average exercise price, ending	1.44	$ 1.15
Weighted average exercise price, stock options exercisable	$ 1.16